Income and related expenses	12 Months Ended
Dec. 31, 2021
Income and related expenses

6. Income and related expenses

a) Interest income and gains (losses) on financial instruments

	2021	2020	2019

Interest income – credit card	375,067	217,505	214,589
Interest income - lending	292,701	38,926	8,613
Interest income – other assets at amortized cost	66,202	37,833	56,817
Interest income and gains (losses) on financial instruments at fair value	312,776	88,658	57,832
Financial assets at fair value	309,196	84,819	60,151
Other	3,580	3,839	(2,319)
Total interest income and gains (losses) on financial instruments	1,046,746	382,922	337,851

The interest income presented above from credit card, lending and other assets at amortized cost represents interest revenue calculated using the effective interest method. Financial assets at fair value comprises interest and the fair value changes on financial assets at fair value.

b) Fee and commission income

	2021	2020	2019

Interchange fees	471,505	254,327	203,871
Recharge fees	48,378	15,287	358
Rewards revenue	26,857	23,524	21,071
Late fees	49,951	31,237	27,889
Other fee and commission income	65,766	29,836	21,069
Customer Program ("NuSócios") (note 1(a))	(11,180)	-	-
Total fee and commission income	651,277	354,211	274,258

Fee and commission income are presented by fee types that reflect the nature of the services offered by the Group. Recharge fees comprises the selling price of telecom prepaid credits to customers, net of its acquisition costs.

c) Interest and other financial expenses

	2021	2020	2019

Interest expense on deposits	317,420	87,325	81,049
Other interest and similar expenses	49,924	26,599	28,648
Interest and other financial expenses	367,344	113,924	109,697

d) Transactional expenses

	2021	2020	2019

Bank slip costs	36,149	46,480	31,536
Rewards expenses	36,885	29,624	21,533
Credit and debit card network costs	22,705	24,986	14,703
Other transactional expenses	21,380	25,725	11,544
Total transactional expenses	117,119	126,815	79,316

Transactional expenses comprise all the costs that are directly attributable to the payment network cycle. Payment network cycle costs include amounts related to data processing, payment scheme license fees, losses from chargeback relating to the credit and debit card transactions, costs relating to rewards program to fulfill the use of the points by customers, and other costs related to the connection to the payment.

Credit and debit card network costs are related to the payment programs license, which is a variable fee paid to Mastercard and other card programs to enable communications between network participants, access to specific reports, expenses related to projects involving the development of new functions, operational fixed fees, fees related to chargeback restatements and royalties.